Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 6,899,105	₩ 5,276,169
Rental income from investment properties	232,799	₩ 224,016	₩ 206,127
Future minimum lease fee	231,868
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	98,315
1-5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	122,058
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 11,495